Expected Credit Losses on Financial Assets and Reconciliation of carrying amount - Expected credit losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	R$ 269,347
Expected credit loss, ending balance	584,831	R$ 269,347
Expected Credit Loss	584,831	269,347
Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	55,008	27,276
Acquisition / (Settlements)	238,690	43,543
Business Combination	31,802
Stage 1 to Stage 2	(68,522)	(8,334)
Stage 1 to Stage 3	(167,284)	(8,624)
Stage 2 to Stage 1	1,360	1,147
Stage 3 to Stage 1	1	0
Write-Off	(6,975)
Expected credit loss, ending balance	84,080	55,008
Expected Credit Loss	84,080	55,008
Stage 2
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	9,084	7,530
Acquisition / (Settlements)	42,692	(325)
Business Combination	810
Stage 1 to Stage 2	68,522	8,334
Stage 2 to Stage 1	(1,360)	(1,147)
Stage 2 to Stage 3	(28,664)	(5,308)
Stage 3 to Stage 2	17	0
Write-Off	(10,202)
Expected credit loss, ending balance	80,899	9,084
Expected Credit Loss	80,899	9,084
Stage 3
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	14,181
Acquisition / (Settlements)	35,647
Business Combination	15,286
Stage 1 to Stage 3	167,284
Stage 2 to Stage 3	28,664
Stage 3 to Stage 1	(1)
Stage 3 to Stage 2	(17)
Write-Off	(74,996)
Expected credit loss, ending balance	186,048	14,181
Expected Credit Loss	186,048	14,181
Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	78,273	37,003
Acquisition / (Settlements)	317,029	41,270
Business Combination	47,898
Write-Off	(92,172)
Expected credit loss, ending balance	351,028	78,273
Expected Credit Loss	351,028	78,273
Total on-balance exposures
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	247,905
Expected credit loss, ending balance	566,700	247,905
Expected Credit Loss	566,700	247,905
Total on-balance exposures | Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	34,994	26,550
Acquisition / (Settlements)	230,626	22,916
Business Combination	27,499
Stage 1 to Stage 2	(63,095)	(6,940)
Stage 1 to Stage 3	(148,305)	(8,624)
Stage 2 to Stage 1	1,173	1,092
Stage 3 to Stage 1	1	0
Write-Off	(6,975)
Expected credit loss, ending balance	75,918	34,994
Expected Credit Loss	75,918	34,994
Total on-balance exposures | Stage 2
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	7,656	7,242
Acquisition / (Settlements)	43,159	(127)
Business Combination	807
Stage 1 to Stage 2	63,095	6,940
Stage 2 to Stage 1	(1,173)	(1,091)
Stage 2 to Stage 3	(28,663)	(5,308)
Stage 3 to Stage 2	17	0
Write-Off	(10,202)
Expected credit loss, ending balance	74,696	7,656
Expected Credit Loss	74,696	7,656
Total on-balance exposures | Stage 3
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	14,181	2,197
Acquisition / (Settlements)	(3,226)	(1,948)
Business Combination	15,268
Stage 1 to Stage 2		8,624
Stage 1 to Stage 3	148,304
Stage 2 to Stage 1		0
Stage 2 to Stage 3	28,663	0
Stage 3 to Stage 1	(1)
Stage 3 to Stage 2	(17)	5,308
Write-Off	(20,891)
Expected credit loss, ending balance	182,281	14,181
Expected Credit Loss	182,281	14,181
Total on-balance exposures | Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	56,831	35,989
Acquisition / (Settlements)	270,560	20,842
Business Combination	43,573
Write-Off	(38,068)
Expected credit loss, ending balance	332,896	56,831
Expected Credit Loss	332,896	56,831
Financial assets at fair value through other comprehensive income
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	8,077
Expected credit loss, ending balance	12,199	8,077
Expected Credit Loss	12,199	8,077
Financial assets at fair value through other comprehensive income | Securities
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	8,077
Expected credit loss, ending balance	12,199	8,077
Expected Credit Loss	12,199	8,077
Financial assets at fair value through other comprehensive income | Securities | Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	8,077	7,527
Acquisition / (Settlements)	4,122	550
Stage 1 to Stage 2	0	0
Stage 1 to Stage 3	0	0
Stage 2 to Stage 1	0	0
Stage 3 to Stage 1	0	0
Expected credit loss, ending balance	12,199	8,077
Expected Credit Loss	12,199	8,077
Financial assets at fair value through other comprehensive income | Securities | Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	8,077	7,527
Acquisition / (Settlements)	4,122	550
Business Combination	0
Write-Off	0
Expected credit loss, ending balance	12,199	8,077
Expected Credit Loss	12,199	8,077
Financial assets amortized cost
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	239,828
Expected credit loss, ending balance	554,501	239,828
Expected Credit Loss	554,501	239,828
Financial assets amortized cost | Stage 3
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	14,181	2,197
Acquisition / (Settlements)		(1,948)
Stage 1 to Stage 2		8,624
Stage 2 to Stage 1		0
Stage 2 to Stage 3		0
Stage 3 to Stage 2		5,308
Expected credit loss, ending balance		14,181
Expected Credit Loss		14,181
Financial assets amortized cost | Securities
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	2,924
Expected credit loss, ending balance	6,072	2,924
Expected Credit Loss	6,072	2,924
Financial assets amortized cost | Securities | Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	2,924	2,497
Acquisition / (Settlements)	3,148	427
Stage 1 to Stage 2	0	0
Stage 1 to Stage 3	0	0
Stage 2 to Stage 1	0	0
Stage 3 to Stage 1	0	0
Expected credit loss, ending balance	6,072	2,924
Expected Credit Loss	6,072	2,924
Financial assets amortized cost | Securities | Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	2,924	2,497
Acquisition / (Settlements)	3,148	427
Business Combination	0
Write-Off	0
Expected credit loss, ending balance	6,072	2,924
Expected Credit Loss	6,072	2,924
Financial assets amortized cost | Securities purchased under agreements to resell
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	2,681
Expected credit loss, ending balance	2,803	2,681
Expected Credit Loss	2,803	2,681
Financial assets amortized cost | Securities purchased under agreements to resell | Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	2,681	2,569
Acquisition / (Settlements)	122	112
Stage 1 to Stage 2	0	0
Stage 1 to Stage 3	0	0
Stage 2 to Stage 1	0	0
Stage 3 to Stage 1	0	0
Expected credit loss, ending balance	2,803	2,681
Expected Credit Loss	2,803	2,681
Financial assets amortized cost | Securities purchased under agreements to resell | Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	2,681	2,569
Acquisition / (Settlements)	122	112
Business Combination	0
Write-Off	0
Expected credit loss, ending balance	2,803	2,681
Expected Credit Loss	2,803	2,681
Financial assets amortized cost | Loans and credit card operations
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	43,149
Expected credit loss, ending balance	311,823	43,149
Expected Credit Loss	311,823	43,149
Financial assets amortized cost | Loans and credit card operations | Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	21,312	13,957
Acquisition / (Settlements)	223,234	21,827
Business Combination	27,499
Stage 1 to Stage 2	(63,095)	(6,940)
Stage 1 to Stage 3	(148,305)	(8,624)
Stage 2 to Stage 1	1,173	1,092
Stage 3 to Stage 1	1	0
Write-Off	(6,975)
Expected credit loss, ending balance	54,844	21,312
Expected Credit Loss	54,844	21,312
Financial assets amortized cost | Loans and credit card operations | Stage 2
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	7,656	7,242
Acquisition / (Settlements)	43,159	(127)
Business Combination	807
Stage 1 to Stage 2	63,095	6,940
Stage 2 to Stage 1	(1,173)	(1,091)
Stage 2 to Stage 3	(28,663)	(5,308)
Stage 3 to Stage 2	17	0
Write-Off	(10,202)
Expected credit loss, ending balance	74,696	7,656
Expected Credit Loss	74,696	7,656
Financial assets amortized cost | Loans and credit card operations | Stage 3
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	14,181	2,197
Acquisition / (Settlements)	(3,226)	(1,948)
Business Combination	15,268
Stage 1 to Stage 2		8,624
Stage 1 to Stage 3	148,304
Stage 2 to Stage 1		0
Stage 2 to Stage 3	28,663	0
Stage 3 to Stage 1	(1)
Stage 3 to Stage 2	(17)	5,308
Write-Off	(20,891)
Expected credit loss, ending balance	182,281	14,181
Expected Credit Loss	182,281	14,181
Financial assets amortized cost | Loans and credit card operations | Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	43,149	23,396
Acquisition / (Settlements)	263,168	19,753
Business Combination	43,573
Write-Off	(38,068)
Expected credit loss, ending balance	311,822	43,149
Expected Credit Loss	311,822	43,149
Off-balance exposures (credit card limits)
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	6,228
Expected credit loss, ending balance	18,131	6,228
Expected Credit Loss	18,131	6,228
Off-balance exposures (credit card limits) | Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	4,800	726
Acquisition / (Settlements)	8,064	5,413
Business Combination	4,303
Stage 1 to Stage 2	(5,427)	(1,394)
Stage 1 to Stage 3	(3,765)	0
Stage 2 to Stage 1	187	55
Stage 3 to Stage 1	0	0
Write-Off	0
Expected credit loss, ending balance	8,162	4,800
Expected Credit Loss	8,162	4,800
Off-balance exposures (credit card limits) | Stage 2
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	1,428	288
Acquisition / (Settlements)	(467)	(198)
Business Combination	3
Stage 1 to Stage 2	5,427	1,394
Stage 2 to Stage 1	(187)	(56)
Stage 2 to Stage 3	(1)	0
Stage 3 to Stage 2	0	0
Write-Off	0
Expected credit loss, ending balance	6,203	1,428
Expected Credit Loss	6,203	1,428
Off-balance exposures (credit card limits) | Stage 3
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	0
Acquisition / (Settlements)	(18)
Business Combination	18
Stage 1 to Stage 3	3,766
Stage 2 to Stage 3	1
Stage 3 to Stage 1	0
Stage 3 to Stage 2	0
Write-Off	0
Expected credit loss, ending balance	3,767	0
Expected Credit Loss	3,767	0
Off-balance exposures (credit card limits) | Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	6,228	1,014
Acquisition / (Settlements)	7,579	5,214
Business Combination	4,325
Write-Off	0
Expected credit loss, ending balance	18,132	6,228
Expected Credit Loss	18,132	6,228
Other off-balance exposures
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	15,214
Expected credit loss, ending balance	0	15,214
Expected Credit Loss	0	15,214
Other off-balance exposures | Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	15,214	0
Acquisition / (Settlements)		15,214
Stage 1 to Stage 2		0
Stage 1 to Stage 3	(15,214)	0
Stage 2 to Stage 1		0
Stage 3 to Stage 1		0
Expected credit loss, ending balance	0	15,214
Expected Credit Loss	0	15,214
Other off-balance exposures | Stage 3
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	0
Acquisition / (Settlements)	38,891
Business Combination	0
Stage 1 to Stage 3	15,214
Stage 2 to Stage 3	0
Stage 3 to Stage 1	0
Stage 3 to Stage 2	0
Write-Off	(54,105)
Expected credit loss, ending balance	0	0
Expected Credit Loss	0	0
Other off-balance exposures | Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	15,214	0
Acquisition / (Settlements)	38,890	15,214
Business Combination	0
Write-Off	(54,104)
Expected credit loss, ending balance	0	15,214
Expected Credit Loss	R$ 0	R$ 15,214